Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 25, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Mirae Asset Discovery Funds (the “Trust”)

(File Nos. 333-166018 and 811-22406)

Ladies and Gentlemen:

On behalf of the Mirae Asset Emerging Markets VIT Fund and Mirae Asset Emerging Markets Great Consumer VIT Fund (the “Funds”), each a series of the Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), this filing is being made for the sole purpose of submitting an interactive data file relating to the supplement of the Funds’ prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) of the 1933 Act on November 11, 2019 (Accession No.  0001104659-19-062519).

No fee is required in connection with this filing. Questions and comments concerning the filing be directed to the undersigned at (215) 988-2699.

Sincerely,

/s/ Nancy P. O’Hara

Nancy P. O’Hara

Enclosure